Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2023
Segmented Information [Abstract]
Schedule of changes in non-cash operating working capital
	Year Ended March 31,
Changes in non-cash operating working capital:	2023	2022
Trade and other receivables	$936	$(2,101)
Inventories	79	753
Prepaids and deposits	(50)	(650)
Accounts payable and accrued liabilities	(2,009)	8,014
Deposits received	(938)	422
Due from a related party	(28)	(14)
	$(2,010)	$6,424

Schedule of non-cash capital transactions
	Year Ended March 31,
Non-cash capital transactions:	2023	2022
Environmental rehablitation expenditure paid from reclamation deposit	$379	$216
Additions of plant and equipment included in accounts payable and accrued liabilities	2,276	(1,164)
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	$590	$5,201

	March 31, 2023	March 31, 2022
Cash on hand and at bank	$50,871	$72,782
Bank term deposits and short-term money market investments	94,821	40,520
Total cash and cash equivalents	$145,692	$113,302